ReliaStar Life Insurance Company

and its

Separate Account N

VOYA ADVANTAGE CENTURYSM

Supplement Dated May 23, 2024 to the Contract Prospectus and

Updating Summary Prospectus, each dated May 1, 2024, as amended

This supplement to the variable annuity account contract prospectus (“contract prospectus”) and updating summary prospectus (“summary prospectus”), updates and amends certain information contained in them. Please read this supplement carefully and keep it with the contract prospectus and summary prospectus that you may have received, for future reference. Capitalized terms not defined in this supplement shall have the meaning given to them in the contract prospectus and summary prospectus.

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NOTICE OF IMPORTANT INFORMATION

ABOUT YOUR CONTRACT PROSPECTUS

AND SUMMARY PROSPECTUS

CONTRACT PROSPECTUS

A footnote in the APPENDIX A: FUNDS AVAILABLE UNDER THE CONTRACT (“APPENDIX A”), of the contract prospectus has been revised. In that regard, the footnote 15 at the bottom of APPENDIX A (page 68) of the contract prospectus is hereby replaced in its entirety with the following:

**Effective on or about July 12, 2024, the Voya Balanced Portfolio (Class I shares) will merge into the Voya Balanced Income Portfolio (Class I shares) (a series of Voya Investors Trust).

UPDATING SUMMARY PROSPECTUS

A bullet point in the Investment Options section of the UPDATED INFORMATION ABOUT YOUR CONTRACT (“Investment Options”), section of the summary prospectus has been revised. In that regard, the last paragraph after the sixth bullet point of the Investment Options subsection (page 4) of the summary prospectus is hereby replaced in its entirety with the following:

•	Effective on or about July 12, 2024, the Voya Balanced Portfolio (Class I shares) will merge into the Voya Balanced Income Portfolio (Class I shares) (a series of Voya Investors Trust).
X.100207-24	May 2024

A footnote in the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (“APPENDIX”), of the summary prospectus has been revised. In that regard, the footnote** at the bottom of the APPENDIX (page 11) of the summary prospectus is hereby replaced in its entirety with the following:

**Effective on or about July 12, 2024, the Voya Balanced Portfolio (Class I shares) will merge into the Voya Balanced Income Portfolio (Class I shares) (a series of Voya Investors Trust).

MORE INFORMATION IS AVAILABLE

More information about the funds available through your contract, including information about the risks associated with investing in them can be found in the current prospectus and Statement of Additional Information for each fund. You may obtain these documents by contacting us at our:

Customer Service

P.O. Box 5050

Minot, ND 58702-5050

1-800-884-5050

X.100207-24	May 2024